Submission	Sep. 09, 2026
Submission [Line Items]
Central Index Key	0001867090
Registrant Name	Fundrise Innovation Fund, LLC
Registration File Number	333-298833
Form Type	N-2
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES